Share Based Compensation - Expense allocation within the Income Statement (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	$ 3,698
Share-Based Payment Arrangement, Expense, Tax Benefit	431
Share-Based Payment Arrangement, Expense, after Tax	3,267
Cost of Sales
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	142
General and Administrative Expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	3,186
Research and Development Expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	337
Selling and Marketing Expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	$ 33